CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets:
Cash and cash equivalents	$ 79,652,897	$ 59,408,555
Cash-segregated for regulatory purpose	867,946,754	317,915,092
Term deposits	18,698,143	65,601,207
Receivables from customers (net of allowance of US$nil and US$ 91,788 as of December 31, 2019 and 2020)	372,215,645	106,113,896
Receivables from brokers, dealers, and clearing organizations (net of allowance of US$nil as of December 31, 2019 and 2020):
Related parties	764,318,932	185,047,211
Others	32,547,428	9,274,205
Financial instruments held, at fair value	562,536	14,881,240
Prepaid expenses and other current assets	11,214,430	8,020,192
Amounts due from related parties	5,065,222	3,484,434
Total current assets	2,152,221,987	769,746,032
Right-of-use-assets	7,280,763	5,732,559
Property, equipment and intangible assets, net	9,693,034	9,535,541
Goodwill	2,421,403	2,421,403
Long-term investments	6,480,951	6,017,219
Other non-current assets	4,299,246	3,045,732
Deferred tax assets	9,919,967	12,561,461
Total assets	2,192,317,351	809,059,947
Liabilities:
Payables to customers	1,696,164,267	512,481,679
Payables to brokers, dealers and clearing organizations
Related parties	218,574,120	53,774,882
Others	5,135,941	1,355,112
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of US$9,267,717 and US$12,345,185 as of December 31, 2019 and 2020, respectively)	27,138,201	16,881,957
Deferred income - current	844,558	697,330
Lease liabilities - current (including lease liabilities - current of the consolidated VIEs without recourse to the Group of US$1,097,916 and US$1,743,537 as of December 31, 2019 and 2020, respectively	3,514,592	2,401,566
Total current liabilities	1,951,371,679	587,592,526
Deferred income - non-current	1,565,843	1,552,595
Lease liabilities - non-current (including lease liabilities - non-current of the consolidated VIEs without recourse to the Group of US$100,701 and US$1,158,044 as of December 31, 2019 and 2020, respectively)	3,692,701	3,440,092
Deferred tax liabilities	0	1,449,000
Total liabilities	1,956,630,223	594,034,213
Commitments and Contingencies (Note 17)
Mezzanine equity:
Redeemable non-controlling interest of sponsored fund	0	3,084,122
Total mezzanine equity	0	3,084,122
Shareholders' (deficit)/equity:
Additional paid-in capital	291,827,379	285,767,622
Statutory reserve	2,663,551	724,008
Accumulated deficit	(59,579,495)	(73,704,745)
Treasury stock (nil and 10,429,305 shares as of December 31, 2019 and 2020, respectively)	(2,172,819)
Accumulated other comprehensive income (loss)	2,927,192	(866,421)
Total UP Fintech Holding Limited shareholder's equity	235,687,128	211,941,612
Total liabilities, mezzanine equity and equity	2,192,317,351	809,059,947
Class A ordinary shares
Shareholders' (deficit)/equity:
Ordinary shares	17,944	17,772
Class B ordinary shares
Shareholders' (deficit)/equity:
Ordinary shares	$ 3,376	$ 3,376